Shareholder Report, Line Graph (Details) - USD ($)									12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 06, 2017	Jun. 30, 2025
Point Bridge America First ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Point Bridge America First ETF NAV
Accumulated Value	$ 19,782	$ 17,157	$ 15,517	$ 15,581	$ 10,064	$ 11,236	$ 10,988	$ 10,000	$ 22,649
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	24,922	20,009	16,731	18,718	13,294	12,366	11,200	10,000	$ 28,702
Point Bridge America First Index/GOP Stock Tracker TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Point Bridge America First Index/GOP Stock Tracker TR Index
Accumulated Value	$ 20,833	$ 17,919	$ 16,090	$ 16,039	$ 10,275	$ 11,395	$ 11,058	$ 10,000	$ 24,027